DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS

During September 2023, the Company’s Board of Directors initiated a process to explore strategic alternatives for the business. In consultation with financial and legal advisors, a comprehensive strategic review process began immediately and evaluated a broad range of options to maximize shareholder value. As part of this review process, Assure’s board agreed to conduct an auction process for the sale of its clinical operations. As of the filing date of this Quarterly Report on Form 10Q, Assure is providing IONM services in limited markets, primarily Arizona and Montana.

On March 26, 2024, the Company closed the sale with MPOWER Health of certain assets of its IONM business for up to $4.5 million, of which $2.3 million was paid in cash at the initial closing and up to an additional $2.2 million to be paid in relation to a potential earnout payment tied to case volume from the acquired assets during the 12-month period following the initial closing. The asset sale includes most of the Company’s healthcare facility contracts and clinical equipment, and a majority of the Company’s clinical employees. The Company retained certain of its assets, including but not limited to, its accounts receivable, certain clinical employees, its employees in the revenue cycle management team and management and office personnel.

As a result of the corporate actions described above, the Company’s technical and professional services meet the criteria to be considered “held for sale”. Accordingly. the assets associated with these services are classified and reflected on our consolidated balance sheets as “held for sale” as of December 31, 2023, and their results of operations are classified as “discontinued operations” in the consolidated statements of operations for the three months ended March 31, 2024 and 2023. Since the sale of clinical assets closed on March 26, 2024, the assets held for sale balance was zero.

The following table presents the major classes of assets of the discontinued operations as of December 31, 2023 (stated in thousands):

December 31,
2023
Fixed assets	$311
Finance lease right of use asset, net	118
Intangibles, net	98
Goodwill	1,910
Total assets	$2,437

The following table summarizes the results of operations of the discontinued operations (stated in thousands):

	Three Months Ended March 31,
	2024	2023
Revenue
Technical services	$1,318	$1,234
Professional services	1,320	1,874
Other	29	329
Revenue, net	2,667	3,437
Cost of revenues, excluding depreciation and amortization	2,363	2,694
Gross margin	304	743
Operating expenses
Sales and marketing	54	128
Depreciation and amortization	—	182
Total operating expenses	54	310
Income from discontinued operations	250	433
Other income (expense)
Gain on sale of assets	666	—
Interest expense	(8)	(8)
Total other income (expense)	658	(8)
Income from discontinued operations	908	425
Income tax expense	—	—
Net income from discontinued operations	$908	$425

7. DISCONTINUED OPERATIONS

During September 2023, the Company’s Board of Directors initiated a process to explore strategic alternatives for the business. In consultation with financial and legal advisors, a comprehensive strategic review process began immediately and evaluated a broad range of options to maximize shareholder value. As part of this review process, Assure’s board agreed to conduct an auction process for the sale of its clinical operations. During February 2024, Assure entered a Definitive Agreement and Plan of Merger with Danam Health, Inc. (“Danam”). Danam delivers unique solutions for pharmacies, providers, pharmaceutical manufacturers, and payors focused on improving the lives of patients. On March 26, 2024, Assure closed the disposal transaction resulting in the sale of most of the Company’s clinical operations, equipment, and contracts. As of the filing date of this Annual Report on Form 10K, Assure is providing IONM services in limited markets, primarily Arizona and Montana.

As a result of the corporate actions described above, the Company’s technical and professional services meet the criteria to be considered “held for sale”. Accordingly. the assets associated with these services are classified and reflected on our consolidated balance sheets as “held for sale” as of and December 31, 2023 and 2022, and their results of operations are classified as “discontinued operations” in the consolidated statements of operations for the years ended December 31, 2023 and 2022.

The following table presents the major classes of assets of the discontinued operations (stated in thousands):

	December 31,	December 31,
	2023	2022
Fixed assets	$311	$70
Finance lease right of use asset, net	118	382
Intangibles, net	98	390
Goodwill	1,910	1,025
Total assets	$2,437	$1,867

The following table summarizes the results of operations of the discontinued operations (stated in thousands):

	Year Ended December 31,
	2023	2022
Revenue
Technical services	$2,991	$3,519
Professional services	3,785	8,476
Other	978	(1,490)
Revenue, net	7,754	10,505
Cost of revenues, excluding depreciation and amortization	11,380	12,658
Gross margin	(3,626)	(2,153)
Operating expenses
Sales and marketing	366	945
Depreciation and amortization	582	4,051
Total operating expenses	948	4,996
Loss from discontinued operations	(4,574)	(7,149)
Other expenses
Interest expense	(45)	(100)
Total other expense	(45)	(100)
Loss from discontinued operations	(4,619)	(7,249)
Income tax expense	(12)	—
Net loss from discontinued operations	$(4,631)	$(7,249)